Cover	Sep. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2022
Entity File Number	001-32404
Entity Registrant Name	POLARITYTE, INC.
Entity Central Index Key	0001076682
Entity Tax Identification Number	06-1529524
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1960 S. 4250 West
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84104
City Area Code	(800)
Local Phone Number	560-3983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001
Trading Symbol	PTE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false